Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOMAX

Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund
EDGAR LOMAX VALUE FUND
Investment Objective
The Fund seeks long-term capital growth while providing some income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Edgar Lomax Value Fund Investor Class
Management Fees		0.80%
Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.52%
Less: Fee Waiver and/or Expense Reimbursement		(0.53%)
Net Annual Fund Operating Expenses	[1]	0.99%
[1]	The Edgar Lomax Company (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.99% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap. In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund's performance versus the S&P 500/Citigroup Value Index ("Citigroup Value"), the S&P 500's "value" style index. If the Advisor waives management fees under this arrangement, it has also agreed to absorb all expenses, other than management fees (categorized as "Other Expenses" in the table). The Advisor has agreed to continue this waiver arrangement through at least February 28, 2013. While this waiver arrangement may be discontinued at any time after February 28, 2013, the Advisor has no intention of doing so. For more information, please see the "Management Fee and Voluntary Fee Waiver" section in the statutory prospectus.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Edgar Lomax Value Fund Investor Class	101	428	779	1,767

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.50% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Advisor uses a disciplined approach to select stocks for the Fund's portfolio that it believes are undervalued and have prospects for continued
consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund invests primarily in large, well-recognized companies. Currently, the
Advisor expects the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 100 Index, a capitalization-weighted index of
100 stocks from a broad range of industries. Normally, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, exchange-traded funds ("ETFs"), rights and warrants.

The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.
Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. You may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Management Risk. The skill of the Advisor will play a significant role in the
Fund's ability to achieve its investment objectives.

Equity Market Risk. The value of the Fund's shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

Sector Risk. Sector risk is the possibility that investments within the same economic sector will decline in price due to sector-specific market or economic developments.

Value Style Risk. "Value" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.
Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.edgarlomax.com or toll-free at 1-866-205-0524.
Annual Total Returns as of December 31

During the period of time displayed in the bar chart, the Fund's best quarter was the second quarter 2003, up 18.27%, and its worst quarter was the fourth quarter 2008, down -20.88%.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Edgar Lomax Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	8.95%	(0.43%)	3.93%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	8.58%	(1.16%)	3.24%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.28%	(0.46%)	3.29%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, taxes, or expenses)	2.11%	(0.25%)	2.92%
S&P 500®/Citigroup Value Index	S&P 500®/Citigroup Value Index (reflects no deduction for fees, taxes, or expenses)	(0.48%)	(2.96%)	2.87%
Lipper Large-Cap Value Funds Index	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	(2.17%)	(2.26%)	2.59%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" is sometimes higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EDGAR LOMAX VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth while providing some income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.50% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.50%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Advisor uses a disciplined approach to select stocks for the Fund's portfolio that it believes are undervalued and have prospects for continued
consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund invests primarily in large, well-recognized companies. Currently, the
Advisor expects the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 100 Index, a capitalization-weighted index of
100 stocks from a broad range of industries. Normally, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, exchange-traded funds ("ETFs"), rights and warrants.

The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of
		a better investment opportunity.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. You may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Management Risk. The skill of the Advisor will play a significant role in the
Fund's ability to achieve its investment objectives.

Equity Market Risk. The value of the Fund's shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

Sector Risk. Sector risk is the possibility that investments within the same economic sector will decline in price due to sector-specific market or economic developments.

Value Style Risk. "Value" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the
		market as a whole and from other types of stocks.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on
		the Fund's website at www.edgarlomax.com or toll-free at 1-866-205-0524.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-205-0524
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.edgarlomax.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time displayed in the bar chart, the Fund's best quarter was the second quarter 2003, up 18.27%, and its worst quarter was the fourth quarter 2008, down -20.88%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" is sometimes higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" is sometimes higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection
		with the sale of Fund shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, taxes, or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | S&P 500®/Citigroup Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500®/Citigroup Value Index (reflects no deduction for fees, taxes, or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | Lipper Large-Cap Value Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,767
Annual Return 2002	rr_AnnualReturn2002	(13.05%)
Annual Return 2003	rr_AnnualReturn2003	23.17%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	3.97%
Annual Return 2006	rr_AnnualReturn2006	22.21%
Annual Return 2007	rr_AnnualReturn2007	(0.93%)
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	21.30%
Annual Return 2010	rr_AnnualReturn2010	13.34%
Annual Return 2011	rr_AnnualReturn2011	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.93%
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%
Edgar Lomax Value Fund (Prospectus Summary) | Edgar Lomax Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%

[1]	The Edgar Lomax Company (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.99% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap. In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund's performance versus the S&P 500/Citigroup Value Index ("Citigroup Value"), the S&P 500's "value" style index. If the Advisor waives management fees under this arrangement, it has also agreed to absorb all expenses, other than management fees (categorized as "Other Expenses" in the table). The Advisor has agreed to continue this waiver arrangement through at least February 28, 2013. While this waiver arrangement may be discontinued at any time after February 28, 2013, the Advisor has no intention of doing so. For more information, please see the "Management Fee and Voluntary Fee Waiver" section in the statutory prospectus.